Equity (Details)		6 Months Ended		12 Months Ended
	Nov. 13, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2024 € / shares	May 31, 2024 shares	Feb. 15, 2023 $ / shares
Equity [Line Items]
Ordinary shares authorized				45,000,000
Ordinary shares outstanding								90,000,000
Vote per share		one
Price per share | $ / shares									$ 6.85
Ordinary share issued		1,055,000
Ordinary restricted shares		3,366,093
Conversion of debt (in Dollars) | $		$ 2,154,557
Ordinary shares at market prices					3.00%
Net proceeds (in Dollars) | $		3,500,000
Ordinary shares issued for services (in Dollars) | $		177,690
Convertible promissory note (in Dollars) | $		250,000
Intangible assets (in Dollars) | $		2,055,000
Assigned value (in Dollars) | $	$ 0
Intrinsic value of the warrants (in Dollars) | $		0
Stock options			312,500
Stock options value (in Dollars) | $			$ 1,072,612
Share-based compensation (in Dollars) | $		1,028,383	$ 1,668,673
Intrinsic value of the stock options (in Dollars) | $		$ 0
Intangible assets other than goodwill [Member]
Equity [Line Items]
Ordinary shares issued		300,000
Stock Option [Member]
Equity [Line Items]
Ordinary shares issued				875,000	500,000	2,300,000
Warrant [Member]
Equity [Line Items]
Price per share | $ / shares	$ 1.2
Ordinary shares issued	4,166,667	305,771				3,755,000
Underwriting warrants						161,000
Underwriting warrants amount (in Dollars) | $						$ 754,286
Exercise or strike price (in Dollars per share) | $ / shares						$ 3
Dividend rate						0.00%
Warrant [Member] | Bottom of range [Member]
Equity [Line Items]
Expiration term						2 years
Risk-free interest rate						0.16%
Stock price at time of issuance (in Dollars per share) | $ / shares						$ 0.283
Volatility						75.00%
Warrant [Member] | Top of range [Member]
Equity [Line Items]
Expiration term						5 years
Risk-free interest rate						1.08%
Stock price at time of issuance (in Dollars per share) | $ / shares						$ 1.602
Volatility						95.00%
Loan commitments [Member]
Equity [Line Items]
Ordinary shares issued		54,428
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares authorized								90,000,000
Ordinary shares outstanding								225,000,000
Gross proceeds (in Dollars) | $		$ 515,262
Issued capital [Member]
Equity [Line Items]
Ordinary shares outstanding		25,586,575	15,631,521	21,165,482	14,629,457
Price per share | € / shares							€ 0.01
Controlled Equity Offering [Member]
Equity [Line Items]
Price per share | $ / shares				$ 6.16
Ordinary shares issued				307,365
Net proceeds (in Dollars) | $				$ 1,893,196
November 2023 Financing [Member]
Equity [Line Items]
Ordinary share issued		34,500